American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
May 31, 2026

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.2%
AAR Corp.(1)	71,002	7,996,245
AerSale Corp.(1)	58,103	382,899
AIRO Group Holdings, Inc.(1)	2,425	21,776
Archer Aviation, Inc., Class A(1)(2)	100,367	683,499
Astronics Corp.(1)	77,704	6,760,248
Beta Technologies, Inc., Class A(1)(2)	6,595	120,952
Cadre Holdings, Inc.	26,475	824,431
Ducommun, Inc.(1)	34,624	5,270,465
Innovative Solutions & Support, Inc.(1)	29,473	508,115
National Presto Industries, Inc.	12,705	1,608,072
Park Aerospace Corp.	41,174	1,312,215
Sidus Space, Inc., Class A(1)(2)	9,570	46,989
SIFCO Industries, Inc.(1)	5,751	116,573
V2X, Inc.(1)	45,204	3,757,809
Virgin Galactic Holdings, Inc.(1)(2)	75,965	469,464
VSE Corp.	24,181	4,477,112
York Space Systems, Inc.(1)	803	26,210
		34,383,074
Air Freight and Logistics — 0.2%
Forward Air Corp.(1)	35,079	371,136
Hub Group, Inc., Class A	104,472	4,339,767
Radiant Logistics, Inc.(1)	69,485	589,927
		5,300,830
Automobile Components — 2.1%
Adient PLC(1)	141,971	3,245,457
Dana, Inc.	360,194	12,754,469
Dorman Products, Inc.(1)	18,380	2,277,650
Fox Factory Holding Corp.(1)	59,715	1,077,259
Gentex Corp.	147,492	3,563,407
Gentherm, Inc.(1)	53,751	1,864,622
Goodyear Tire & Rubber Co.(1)	475,963	2,903,374
Holley, Inc.(1)	114,989	313,920
LCI Industries	51,890	5,657,048
Motorcar Parts of America, Inc.(1)	34,386	380,309
Patrick Industries, Inc.	48,395	4,380,715
Phinia, Inc.	85,162	6,579,616
Solid Power, Inc.(1)(2)	287,095	950,284
Standard Motor Products, Inc.	46,741	1,831,780
Stoneridge, Inc.(1)	43,097	321,935
Strattec Security Corp.(1)	8,260	660,470
Visteon Corp.	57,551	6,807,708
XPEL, Inc.(1)	49,041	2,242,154
		57,812,177
Automobiles — 0.3%
Harley-Davidson, Inc.	135,636	3,279,678
Lucid Group, Inc.(1)(2)	1,459	9,556
Thor Industries, Inc.	43,896	3,471,296
Winnebago Industries, Inc.	39,907	1,184,839
		7,945,369

Banks — 15.8%
1st Source Corp.	34,946	2,579,714
ACNB Corp.	20,172	1,095,138
Amalgamated Financial Corp.	40,488	1,679,442
Amerant Bancorp, Inc.	79,742	1,811,738
Ameris Bancorp	253	21,330
Ames National Corp.	8,101	232,823
Arrow Financial Corp.	32,438	1,190,475
Associated Banc-Corp.	214,341	5,960,823
Avidbank Holdings, Inc.(1)	6,774	208,504
Axos Financial, Inc.(1)	23,975	2,083,667
Banc of California, Inc.	320,880	6,167,314
BancFirst Corp.	19,510	2,151,758
Bancorp, Inc.(1)	59,124	3,261,280
Bank First Corp.	23,269	3,234,856
Bank of Hawaii Corp.	89,458	6,852,483
Bank of Marin Bancorp	31,735	820,032
Bank of NT Butterfield & Son Ltd.	102,305	5,776,140
Bank7 Corp.	7,702	340,891
BankUnited, Inc.	163,215	7,571,544
Bankwell Financial Group, Inc.	11,052	578,241
Banner Corp.	69,565	4,521,725
Bar Harbor Bankshares	33,321	1,164,236
BayCom Corp.	15,495	477,246
BCB Bancorp, Inc.	18,414	192,242
Beacon Financial Corp.	157,484	4,581,210
Blue Ridge Bankshares, Inc.	107,336	354,209
Bridgewater Bancshares, Inc.(1)	45,818	864,127
Burke & Herbert Financial Services Corp.	28,170	1,791,612
Business First Bancshares, Inc.	61,407	1,748,871
BV Financial, Inc.(1)	6,024	118,251
Byline Bancorp, Inc.	59,972	1,984,473
C&F Financial Corp.	4,928	363,440
California BanCorp	54,238	1,029,437
Camden National Corp.	37,670	1,884,630
Capital Bancorp, Inc.	21,818	696,431
Capital City Bank Group, Inc.	31,260	1,426,706
Capitol Federal Financial, Inc.	163,547	1,270,760
Carter Bankshares, Inc.	54,291	1,482,144
Cathay General Bancorp	91,816	5,294,111
Central Pacific Financial Corp.	61,013	2,096,407
CF Bankshares, Inc.	5,926	169,010
Chemung Financial Corp.	4,718	324,032
ChoiceOne Financial Services, Inc.	23,498	737,837
Citizens & Northern Corp.	21,701	457,023
Citizens Community Bancorp, Inc.	3,930	80,172
Citizens Financial Services, Inc.	6,811	442,919
City Holding Co.	30,298	3,766,344
Civista Bancshares, Inc.	42,585	1,102,952
CNB Financial Corp.	58,754	1,801,985
Coastal Financial Corp.(1)	25,979	1,849,185
Colony Bankcorp, Inc.	36,025	713,295
Columbia Financial, Inc.(1)	55,974	1,126,757
Commercial Bancgroup, Inc.	6,974	201,479
Community Financial System, Inc.	66,714	4,245,679

Community Trust Bancorp, Inc.	35,668	2,384,762
Community West Bancshares	41,418	994,446
ConnectOne Bancorp, Inc.	107,280	3,225,910
Customers Bancorp, Inc.(1)	71,310	5,358,233
CVB Financial Corp.	391,397	7,968,843
Dime Community Bancshares, Inc.	95,251	3,564,292
Eagle Bancorp Montana, Inc.	10,978	243,602
Eagle Bancorp, Inc.	55,456	1,513,394
Eastern Bankshares, Inc.	289,624	5,714,282
Enterprise Financial Services Corp.	76,021	4,607,633
Equity Bancshares, Inc., Class A	36,941	1,702,980
Esquire Financial Holdings, Inc.	17,650	1,939,558
Farmers & Merchants Bancorp, Inc.	17,881	499,416
Farmers National Banc Corp.	96,626	1,370,157
FB Bancorp, Inc.(1)	19,059	265,682
FB Financial Corp.	94,984	5,004,707
Fidelity D&D Bancorp, Inc.	374	17,470
Financial Institutions, Inc.	44,718	1,620,133
Finward Bancorp	1,974	65,103
First BanCorp	176,817	4,240,072
First Bancorp, Inc.	3,204	93,268
First Bancorp/Southern Pines NC	94,716	5,572,142
First Bank	43,973	687,738
First Busey Corp.	182,928	5,006,739
First Business Financial Services, Inc.	16,429	944,996
First Commonwealth Financial Corp.	218,822	4,144,489
First Community Bankshares, Inc.	37,004	1,595,242
First Community Corp.	14,632	439,838
First Financial Bancorp	215,929	6,641,976
First Financial Bankshares, Inc.	117,199	3,830,063
First Financial Corp.	26,554	1,837,006
First Hawaiian, Inc.	167,037	4,506,658
First Internet Bancorp	14,207	343,241
First Interstate BancSystem, Inc., Class A	102,864	3,661,958
First Merchants Corp.	133,844	5,393,913
First Mid Bancshares, Inc.	49,057	2,160,961
First National Corp.	6,335	176,081
First United Corp.	9,272	366,615
First Western Financial, Inc.(1)	12,038	351,148
Firstsun Capital Bancorp(1)	44,013	1,560,261
Five Star Bancorp	33,466	1,413,269
Flushing Financial Corp.	65,634	1,048,175
Franklin Financial Services Corp.	7,368	428,302
FS Bancorp, Inc.	5,085	207,010
Fulton Financial Corp.	240,505	5,216,553
FVCBankcorp, Inc.	11,025	173,975
GBank Financial Holdings, Inc.(1)(2)	11,270	335,733
German American Bancorp, Inc.	75,161	3,286,039
Great Southern Bancorp, Inc.	21,846	1,567,450
Greene County Bancorp, Inc.	6,323	165,916
Hanmi Financial Corp.	70,865	2,134,454
Hanover Bancorp, Inc.	1,034	24,051
HBT Financial, Inc.	27,004	773,125
Heritage Financial Corp.	79,635	2,170,054
Hilltop Holdings, Inc.	100,496	3,790,709

Hingham Institution For Savings	3,379	977,849
Home Bancorp, Inc.	14,943	962,030
HomeTrust Bancshares, Inc.	35,404	1,645,224
Hope Bancorp, Inc.	244,438	3,065,253
Horizon Bancorp, Inc.	108,244	2,007,926
Independent Bank Corp.	64,667	5,113,866
Independent Bank Corp. (Michigan)	45,420	1,558,814
International Bancshares Corp.	61,245	4,419,439
Investar Holding Corp.	19,743	557,937
Isabella Bank Corp.(2)	7,160	291,985
Kearny Financial Corp.	118,062	972,831
Lakeland Financial Corp.	48,336	2,930,612
LCNB Corp.	59	1,005
Live Oak Bancshares, Inc.	67,091	2,551,471
MainStreet Bancshares, Inc.	8,445	193,306
Mechanics Bancorp	1,163	17,119
Mercantile Bank Corp.	37,812	2,003,658
Meridian Corp.	18,863	339,157
Metrocity Bankshares, Inc.	40,946	1,337,296
Metropolitan Bank Holding Corp.	25,051	2,242,566
Mid Penn Bancorp, Inc.	47,074	1,536,966
Midland States Bancorp, Inc.	47,152	1,310,826
MVB Financial Corp.	20,318	543,507
National Bank Holdings Corp., Class A	73,276	3,065,135
National Bankshares, Inc.	3,326	117,042
NB Bancorp, Inc.	68,136	1,364,764
NBT Bancorp, Inc.	103,001	4,762,766
Nicolet Bankshares, Inc.	40,489	5,679,392
Northeast Bank	16,624	2,090,302
Northfield Bancorp, Inc.	90,282	1,280,199
Northpointe Bancshares, Inc.	35,287	602,702
Northrim BanCorp, Inc.	51,584	1,274,641
Northwest Bancshares, Inc.	291,337	4,122,419
Norwood Financial Corp.	4,342	131,259
Oak Valley Bancorp	4,006	131,837
OceanFirst Financial Corp.	118,165	2,220,320
OFG Bancorp	96,131	4,379,728
Old Second Bancorp, Inc.	111,912	2,385,964
OP Bancorp	9,633	135,440
Orange County Bancorp, Inc.	23,326	795,883
Origin Bancorp, Inc.	68,243	3,252,461
Orrstown Financial Services, Inc.	41,479	1,540,115
Park National Corp.	35,186	6,036,510
Parke Bancorp, Inc.	12,394	380,868
Pathward Financial, Inc.	47,819	3,932,635
PCB Bancorp	8,830	216,953
Peapack-Gladstone Financial Corp.	37,319	1,614,047
Peoples Bancorp of North Carolina, Inc.	7,311	307,793
Peoples Bancorp, Inc.	78,275	2,722,404
Peoples Financial Services Corp.	20,068	1,192,240
Plumas Bancorp	5,825	306,570
Ponce Financial Group, Inc.(1)	29,022	547,935
Preferred Bank	27,178	2,604,196
Primis Financial Corp.	52,527	757,965
Provident Financial Services, Inc.	307,355	6,820,207

QCR Holdings, Inc.	37,070	3,416,000
RBB Bancorp	31,472	752,810
Red River Bancshares, Inc.	8,122	738,452
Renasant Corp.	103,563	4,217,085
Republic Bancorp, Inc., Class A	22,521	1,823,075
Riverview Bancorp, Inc.	12,947	72,633
S&T Bancorp, Inc.	83,123	3,748,016
Seacoast Banking Corp. of Florida	207,170	6,279,323
ServisFirst Bancshares, Inc.	58,331	4,549,235
Shore Bancshares, Inc.	70,442	1,455,332
Sierra Bancorp	27,894	1,059,414
Simmons First National Corp., Class A	309,336	6,635,257
SmartFinancial, Inc.	33,694	1,405,040
South Plains Financial, Inc.	30,612	1,242,541
Southern First Bancshares, Inc.(1)	14,745	851,819
Southern Missouri Bancorp, Inc.	21,997	1,519,113
Southside Bancshares, Inc.	62,084	2,033,872
SR Bancorp, Inc.	5,445	102,312
Stellar Bancorp, Inc.	98,645	3,683,404
Stock Yards Bancorp, Inc.	57,093	4,095,852
Texas Capital Bancshares, Inc.(1)	52,495	5,222,728
TFS Financial Corp.	55,722	886,537
Third Coast Bancshares, Inc.(1)	27,083	1,036,196
Timberland Bancorp, Inc.	7,821	317,376
Tompkins Financial Corp.	29,621	2,551,849
Towne Bank	178,582	6,084,289
TriCo Bancshares	62,650	3,182,620
Triumph Financial, Inc.(1)	45,518	3,243,157
TrustCo Bank Corp.	41,436	2,146,799
Trustmark Corp.	132,453	5,849,124
United Community Banks, Inc.	139,115	4,583,839
Unity Bancorp, Inc.	15,392	859,797
Univest Financial Corp.	64,086	2,527,552
USCB Financial Holdings, Inc.	7,833	145,224
Virginia National Bankshares Corp.	2,040	88,516
WaFd, Inc.	171,354	6,093,348
Washington Trust Bancorp, Inc.	36,050	1,174,149
WesBanco, Inc.	140,969	4,884,576
West BanCorp, Inc.	18,574	444,662
Westamerica Bancorporation	53,846	2,987,915
Western New England Bancorp, Inc.	24,797	329,056
WSFS Financial Corp.	71,227	5,089,169
		441,091,351
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	12,374	2,193,663
MGP Ingredients, Inc.	23,136	408,350
National Beverage Corp.(1)	17,886	661,603
Vita Coco Co., Inc.(1)	42,755	3,212,183
		6,475,799
Biotechnology — 3.9%
4D Molecular Therapeutics, Inc.(1)	99,652	987,551
Abeona Therapeutics, Inc.(1)(2)	33,762	195,144
Absci Corp.(1)(2)	217,086	1,465,331
ACADIA Pharmaceuticals, Inc.(1)	115,864	2,509,614

Acumen Pharmaceuticals, Inc.(1)(2)	24,136	62,754
ADMA Biologics, Inc.(1)	150,636	1,202,075
Agios Pharmaceuticals, Inc.(1)	109,859	3,229,855
Aligos Therapeutics, Inc.(1)(2)	1,427	8,134
Allogene Therapeutics, Inc.(1)	204,346	443,431
Altimmune, Inc.(1)	353	1,077
ALX Oncology Holdings, Inc.(1)	8,931	16,969
Anika Therapeutics, Inc.(1)	24,030	349,156
Annexon, Inc.(1)	9,567	51,853
Arbutus Biopharma Corp.(1)	4,760	21,706
Arcturus Therapeutics Holdings, Inc.(1)(2)	56,780	449,698
ArriVent Biopharma, Inc.(1)	16,098	487,286
Assembly Biosciences, Inc.(1)(2)	9,650	266,919
Aura Biosciences, Inc.(1)	37,282	278,497
Aurinia Pharmaceuticals, Inc.(1)	241,157	3,696,937
Beam Therapeutics, Inc.(1)	167,184	5,505,369
Benitec Biopharma, Inc.(1)	243	2,809
Bicara Therapeutics, Inc.(1)	53,854	1,171,325
Black Diamond Therapeutics, Inc.(1)	73,654	163,512
C4 Therapeutics, Inc.(1)	115,737	505,771
Cabaletta Bio, Inc.(1)(2)	17,404	65,787
Candel Therapeutics, Inc.(1)	1,593	13,222
Cardiff Oncology, Inc.(1)(2)	542	1,030
CareDx, Inc.(1)	92,389	2,108,317
Caribou Biosciences, Inc.(1)(2)	134,327	317,012
Catalyst Pharmaceuticals, Inc.(1)	244,559	7,637,578
Celldex Therapeutics, Inc.(1)	500	15,715
Century Therapeutics, Inc.(1)(2)	126,617	310,212
CervoMed, Inc.(1)	3,281	10,204
Climb Bio, Inc.(1)	30,894	338,598
Coherus Oncology, Inc.(1)(2)	14,072	22,374
Corbus Pharmaceuticals Holdings, Inc.(1)	22,053	174,439
Crescent Biopharma, Inc.(1)	15,816	326,600
CRISPR Therapeutics AG(1)(2)	104,016	5,843,619
Cue Biopharma, Inc.(1)	300	6,570
Cullinan Therapeutics, Inc.(1)	133,270	2,190,959
Denali Therapeutics, Inc.(1)	207,132	4,358,057
Design Therapeutics, Inc.(1)	71,224	746,428
Dianthus Therapeutics, Inc.(1)	76,938	7,156,003
Dyne Therapeutics, Inc.(1)	11,272	217,888
Editas Medicine, Inc.(1)	34,128	118,083
Eledon Pharmaceuticals, Inc.(1)(2)	39,630	150,990
Emergent BioSolutions, Inc.(1)	98,804	901,092
Entrada Therapeutics, Inc.(1)	69,412	490,743
Equillium, Inc.(1)	10,623	30,807
Erasca, Inc.(1)	43,576	559,516
Fate Therapeutics, Inc.(1)	41,543	117,982
Forte Biosciences, Inc.(1)(2)	1,062	20,252
GRAIL, Inc.(1)	67,627	4,847,503
Gyre Therapeutics, Inc.(1)(2)	1,907	11,270
Ideaya Biosciences, Inc.(1)	184,912	5,449,357
Immix Biopharma, Inc.(1)(2)	8,692	78,228
Immuneering Corp., Class A(1)(2)	52,296	301,748
Immunic, Inc.(1)	153	2,289

Immunome, Inc.(1)	7,094	154,862
Inhibikase Therapeutics, Inc.(1)(2)	47,634	83,360
Instil Bio, Inc.(1)(2)	7,492	60,460
Intellia Therapeutics, Inc.(1)	201,195	2,830,814
Iovance Biotherapeutics, Inc.(1)(2)	455,732	1,868,501
Jade Biosciences, Inc.(1)	53,433	1,124,230
Janux Therapeutics, Inc.(1)	28,160	410,854
Keros Therapeutics, Inc.(1)	27,974	314,708
Kiniksa Pharmaceuticals International PLC(1)	41,001	1,983,628
Korro Bio, Inc.(1)	4,796	64,314
Kura Oncology, Inc.(1)	861	8,782
Kyverna Therapeutics, Inc.(1)(2)	65,620	559,082
Larimar Therapeutics, Inc.(1)	24,913	86,697
Lexeo Therapeutics, Inc.(1)	18,677	96,000
Lyell Immunopharma, Inc.(1)	23,101	400,340
MacroGenics, Inc.(1)(2)	54,571	227,015
MapLight Therapeutics, Inc.(1)	4,507	132,100
MiMedx Group, Inc.(1)	184,034	677,245
Mineralys Therapeutics, Inc.(1)	466	14,679
Monopar Therapeutics, Inc.(1)(2)	1,318	85,723
Monte Rosa Therapeutics, Inc.(1)	85,469	1,684,594
Myriad Genetics, Inc.(1)	68,802	273,144
Neurogene, Inc.(1)	20,497	580,885
Nkarta, Inc.(1)	90,267	293,368
Nurix Therapeutics, Inc.(1)	14,076	249,990
OnKure Therapeutics, Inc., Class A(1)(2)	9,299	39,056
Organogenesis Holdings, Inc.(1)(2)	147,708	379,610
ORIC Pharmaceuticals, Inc.(1)	146,225	1,235,601
Oruka Therapeutics, Inc.(1)	81,774	4,786,232
Ovid therapeutics, Inc.(1)	101,399	276,819
Palisade Bio, Inc.(1)(2)	81,622	173,039
PepGen, Inc.(1)(2)	42,601	63,902
Perspective Therapeutics, Inc.(1)(2)	88,763	349,726
Precision BioSciences, Inc.(1)	10,883	75,855
Prelude Therapeutics, Inc.(1)(2)	13,637	53,457
Protara Therapeutics, Inc.(1)	92,162	428,553
Prothena Corp. PLC(1)	82,624	841,112
Puma Biotechnology, Inc.(1)	95,559	685,158
Q32 Bio, Inc.(1)	542	5,989
Rallybio Corp.(1)	105	1,518
Recursion Pharmaceuticals, Inc., Class A(1)(2)	357,466	1,283,303
Relay Therapeutics, Inc.(1)	389,066	5,466,377
Replimune Group, Inc.(1)	1,581	13,739
Rigel Pharmaceuticals, Inc.(1)	20,970	639,375
Rocket Pharmaceuticals, Inc.(1)	90,905	279,078
SAB Biotherapeutics, Inc.(1)	68,174	245,426
Sagimet Biosciences, Inc., Class A(1)	73,083	532,775
Sarepta Therapeutics, Inc.(1)	97,398	1,740,502
Savara, Inc.(1)	1,747	9,084
Sera Prognostics, Inc., Class A(1)(2)	5,403	11,670
Seres Therapeutics, Inc.(1)	5,277	38,628
Shattuck Labs, Inc.(1)	48,485	288,486
Solid Biosciences, Inc.(1)	18,153	133,243
Spero Therapeutics, Inc.(1)	24,252	68,633

Tectonic Therapeutic, Inc.(1)(2)	16,776	522,824
Tonix Pharmaceuticals Holding Corp.(1)(2)	12,850	158,441
uniQure NV(1)	52	1,484
Upstream Bio, Inc.(1)	62,879	525,668
Vanda Pharmaceuticals, Inc.(1)	135,610	874,685
Vir Biotechnology, Inc.(1)	283,817	2,707,614
Voyager Therapeutics, Inc.(1)	120,757	467,330
Whitehawk Therapeutics, Inc.(1)	21,269	100,390
X4 Pharmaceuticals, Inc.(1)	47,485	204,660
XBiotech, Inc.(1)(2)	13,228	32,012
Xencor, Inc.(1)	157,222	1,867,797
XOMA Royalty Corp.(1)	1,408	58,728
Zentalis Pharmaceuticals, Inc.(1)	78,744	314,976
Zura Bio Ltd.(1)	25,846	111,138
		110,372,313
Broadline Retail — 0.4%
1stdibs.com, Inc.(1)	45,732	206,709
Contextlogic Holdings, Inc.(1)(2)	48,414	434,758
Kohl's Corp.	165,257	2,373,090
Macy's, Inc.	184,114	4,006,320
Ollie's Bargain Outlet Holdings, Inc.(1)	33,581	2,741,217
Savers Value Village, Inc.(1)	63,486	568,200
		10,330,294
Building Products — 1.2%
Apogee Enterprises, Inc.	39,784	1,528,104
AZZ, Inc.	34,574	4,685,123
Fortune Brands Innovations, Inc.	143,225	5,577,182
Gibraltar Industries, Inc.(1)	43,157	1,668,018
Griffon Corp.	50,887	4,477,038
Hayward Holdings, Inc.(1)	245,076	3,458,022
Insteel Industries, Inc.	38,833	1,067,519
Janus International Group, Inc.(1)	187,017	998,671
Masterbrand, Inc.(1)	358,820	3,114,562
Quanex Building Products Corp.	110,705	2,060,220
Tecnoglass, Inc.	17,837	768,596
Trex Co., Inc.(1)	57,341	2,373,918
UFP Industries, Inc.	18,871	1,528,551
		33,305,524
Capital Markets — 1.6%
Acadian Asset Management, Inc.	57,354	4,147,268
Artisan Partners Asset Management, Inc., Class A	73,149	2,738,698
BGC Group, Inc., Class A	214,445	2,240,950
Bullish(1)	3,415	119,218
Cohen & Steers, Inc.	26,031	1,816,964
DigitalBridge Group, Inc.	294,101	4,599,740
Donnelley Financial Solutions, Inc.(1)	11,881	471,557
Federated Hermes, Inc.	97,363	5,458,170
GCM Grosvenor, Inc., Class A	35,970	382,361
Hamilton Lane, Inc., Class A	7,116	620,017
Lazard, Inc.	80,148	3,793,405
MarketAxess Holdings, Inc.	10,115	1,315,355
Moelis & Co., Class A	77,939	5,244,515
Open Lending Corp.(1)	29,719	67,759
Oppenheimer Holdings, Inc., Class A	24,571	2,252,423

Siebert Financial Corp.(1)	1,398	2,600
Silvercrest Asset Management Group, Inc., Class A	5,996	67,935
Victory Capital Holdings, Inc., Class A	43,576	3,684,351
Virtus Investment Partners, Inc.	8,732	1,248,938
Webull Corp.(1)	18,229	116,666
WisdomTree, Inc.(2)	280,791	5,349,068
		45,737,958
Chemicals — 3.0%
AdvanSix, Inc.	45,733	1,026,249
Alto Ingredients, Inc.(1)	86,862	473,398
American Vanguard Corp.(1)	43,329	111,789
Arq, Inc.(1)	46,459	128,227
Ascent Industries Co.(1)	9,096	123,251
Ashland, Inc.	78,405	4,539,649
ASP Isotopes, Inc.(1)	1,140	8,869
Aspen Aerogels, Inc.(1)	79,943	511,635
Avient Corp.	120,066	4,252,738
Cabot Corp.	56,438	4,938,889
Chemours Co.	308,776	6,842,476
Core Molding Technologies, Inc.(1)	14,560	344,926
Ecovyst, Inc.(1)	263,741	3,478,744
Flotek Industries, Inc.(1)(2)	35,840	715,008
FMC Corp.	51,706	706,304
Hawkins, Inc.	40,896	6,329,474
HB Fuller Co.	83,895	5,375,992
Huntsman Corp.	261,153	4,008,699
Ingevity Corp.(1)	80,765	5,477,482
Innospec, Inc.	43,274	3,589,146
Intrepid Potash, Inc.(1)	27,786	1,085,599
Koppers Holdings, Inc.	37,761	1,540,649
Kronos Worldwide, Inc.	36,823	264,757
LSB Industries, Inc.(1)	133,157	1,669,789
Mativ Holdings, Inc.	103,581	919,799
Minerals Technologies, Inc.	60,896	4,690,210
Northern Technologies International Corp.	6,234	49,872
Olin Corp.	249,598	6,457,100
Orion SA	96,186	734,861
Quaker Chemical Corp.	24,519	3,519,212
Rayonier Advanced Materials, Inc.(1)	149,246	1,365,601
Sensient Technologies Corp.	34,460	3,923,271
Stepan Co.	43,398	2,293,584
Tronox Holdings PLC, Class A	245,856	1,954,555
Valhi, Inc.	1,690	24,319
		83,476,123
Commercial Services and Supplies — 1.7%
ABM Industries, Inc.	59,745	2,333,640
ACCO Brands Corp.	143,028	566,391
ACV Auctions, Inc., Class A(1)	342	2,247
Brady Corp., Class A	48,306	4,158,180
BrightView Holdings, Inc.(1)	119,698	1,479,467
Brink's Co.	40,217	4,183,372
Casella Waste Systems, Inc., Class A(1)	2,786	228,926
Civeo Corp.(1)(2)	25,524	871,645
Deluxe Corp.	105,247	2,556,450

Ennis, Inc.	56,865	1,163,458
Enviri Corp.(1)	152,953	3,173,775
Healthcare Services Group, Inc.(1)	186,045	3,832,527
HNI Corp.	126,116	3,933,558
Interface, Inc.	127,777	3,782,199
Liquidity Services, Inc.(1)	49,606	1,796,233
Millerknoll, Inc.	97,513	1,577,760
OPENLANE, Inc.(1)	237,387	9,044,445
Perma-Fix Environmental Services, Inc.(1)(2)	8,748	85,905
Quad/Graphics, Inc.	54,287	404,438
Team, Inc.(1)	591	9,237
UniFirst Corp.	12,671	3,363,137
Vestis Corp.(1)	503	6,499
Virco Mfg. Corp.	27,384	165,126
		48,718,615
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(1)	177,973	2,945,453
Aviat Networks, Inc.(1)	20,246	359,771
BK Technologies Corp.(1)	7,199	594,277
Calix, Inc.(1)	2,929	116,428
Clearfield, Inc.(1)	22,139	1,045,404
Digi International, Inc.(1)	79,133	5,286,084
Extreme Networks, Inc.(1)	134,527	3,566,311
Harmonic, Inc.(1)	191,490	2,893,414
KVH Industries, Inc.(1)	14,913	138,393
Lantronix, Inc.(1)	63,870	482,219
NETGEAR, Inc.(1)	56,161	1,459,624
NetScout Systems, Inc.(1)	141,917	5,906,586
Nokia OYJ, ADR	34,460	511,386
Ribbon Communications, Inc.(1)	200,293	616,902
Vistance Networks, Inc.(1)	76,127	950,065
		26,872,317
Construction and Engineering — 1.7%
Ameresco, Inc., Class A(1)	47,295	1,701,674
Bowman Consulting Group Ltd.(1)	550	17,341
Centuri Holdings, Inc.(1)	147,890	4,546,138
Concrete Pumping Holdings, Inc.(1)	22,805	178,335
Everus Construction Group, Inc.(1)	48,596	7,229,627
Granite Construction, Inc.	2,571	351,816
Limbach Holdings, Inc.(1)	19,582	1,516,626
Matrix Service Co.(1)	54,605	716,964
MYR Group, Inc.(1)	34,266	15,935,746
NWPX Infrastructure, Inc.(1)	25,226	2,975,659
Orion Group Holdings, Inc.(1)	87,909	1,209,628
Terrestrial Energy, Inc.(1)	597	5,451
Tutor Perini Corp.	102,246	7,309,566
WillScot Holdings Corp.	152,579	3,925,858
		47,620,429
Construction Materials — 0.2%
Knife River Corp.(1)	59,013	4,633,111
Titan America SA(1)	297	4,832
U.S. Lime & Minerals, Inc.	11,362	1,295,154
		5,933,097
Consumer Finance — 1.5%
Atlanticus Holdings Corp.(1)	11,403	983,167

Bread Financial Holdings, Inc.	100,565	8,957,325
Consumer Portfolio Services, Inc.(1)	2,295	22,629
Credit Acceptance Corp.(1)(2)	352	201,921
Dave, Inc.(1)	9,467	2,674,996
Encore Capital Group, Inc.(1)	49,166	3,929,838
Enova International, Inc.(1)	26,342	4,254,496
EZCORP, Inc., Class A(1)	133,381	4,166,822
Green Dot Corp., Class A(1)	108,313	1,393,988
Jefferson Capital, Inc.	22,465	381,680
LendingClub Corp.(1)	242,330	4,325,591
LendingTree, Inc.(1)	7,903	301,895
Medallion Financial Corp.	20,020	194,795
Navient Corp.	101,531	869,105
Nelnet, Inc., Class A	12,022	1,569,713
NerdWallet, Inc., Class A(1)	55,564	477,850
Oportun Financial Corp.(1)	57,184	309,937
OppFi, Inc.(1)	68,720	583,433
PRA Group, Inc.(1)	75,326	1,149,475
PROG Holdings, Inc.	27,086	995,952
Regional Management Corp.	14,730	541,475
SLM Corp.	77,203	1,707,730
World Acceptance Corp.(1)	5,408	892,807
		40,886,620
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	69,354	4,895,699
Chefs' Warehouse, Inc.(1)	87,040	6,662,042
Grocery Outlet Holding Corp.(1)	135,930	1,156,764
HF Foods Group, Inc.(1)	11,246	21,930
Ingles Markets, Inc., Class A	32,852	2,906,088
Natural Grocers by Vitamin Cottage, Inc.	21,782	639,519
PriceSmart, Inc.	50,994	8,668,470
United Natural Foods, Inc.(1)	151,183	7,763,247
Village Super Market, Inc., Class A	22,443	1,042,702
Weis Markets, Inc.	28,137	2,053,157
		35,809,618
Containers and Packaging — 0.8%
Graphic Packaging Holding Co.	67,684	762,122
Greif, Inc., Class A	44,523	2,819,642
Greif, Inc., Class B(2)	6,658	534,637
Myers Industries, Inc.	82,884	1,889,755
O-I Glass, Inc.(1)	278,314	2,435,248
Ranpak Holdings Corp.(1)	8,777	60,561
Silgan Holdings, Inc.	109,183	4,100,914
Sonoco Products Co.	153,427	7,468,826
TriMas Corp.	82,230	3,365,674
		23,437,379
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	14,630	527,265
Gold.com, Inc.	42,647	1,804,395
Weyco Group, Inc.	510	17,998
		2,349,658
Diversified Consumer Services — 2.2%
American Public Education, Inc.(1)	40,387	1,997,945
Bright Horizons Family Solutions, Inc.(1)	45,134	2,826,291

Carriage Services, Inc.	30,182	1,243,197
Coursera, Inc.(1)	249,034	1,342,293
Covista, Inc.(1)	46,966	5,532,595
Driven Brands Holdings, Inc.(1)(2)	97,991	1,356,195
Duolingo, Inc.(1)	1,008	112,251
Frontdoor, Inc.(1)	97,627	6,059,708
Graham Holdings Co., Class B	4,023	4,414,398
Grand Canyon Education, Inc.(1)	35,765	5,359,385
KinderCare Learning Cos., Inc.(1)	1,254	4,815
Laureate Education, Inc., Class A(1)	205,033	6,559,006
Legacy Education, Inc.(1)	5,587	62,072
Lincoln Educational Services Corp.(1)	70,179	3,250,691
Matthews International Corp., Class A	20,391	541,177
McGraw Hill, Inc.(1)	26,584	320,071
OneSpaWorld Holdings Ltd.	203,106	4,823,768
Perdoceo Education Corp.	147,372	4,771,905
Phoenix Education Partners, Inc.(2)	7,800	235,872
Strategic Education, Inc.	37,177	2,853,335
Stride, Inc.(1)	27,571	2,547,009
Universal Technical Institute, Inc.(1)	107,804	4,032,948
WW International, Inc.(1)	1,657	27,539
		60,274,466
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(1)	11,750	752,235
ATN International, Inc.	20,707	583,109
Bandwidth, Inc., Class A(1)	17,774	1,154,777
IDT Corp., Class B	37,188	2,051,290
Iridium Communications, Inc.	136,923	7,089,873
Liberty Capital Corp., Class A(1)	4,307	96,089
Liberty Capital Corp., Class C(1)	38,470	860,574
Liberty Global Ltd., Class A(1)	254,845	3,188,111
Liberty Global Ltd., Class C(1)	205,905	2,503,805
Liberty Latin America Ltd., Class A(1)	48,306	389,829
Liberty Latin America Ltd., Class C(1)	261,051	2,140,618
Shenandoah Telecommunications Co.	99,010	1,579,210
		22,389,520
Electric Utilities — 0.5%
Genie Energy Ltd., Class B	842	11,687
Hawaiian Electric Industries, Inc.(1)	357,372	4,753,048
MGE Energy, Inc.	47,221	3,565,185
Otter Tail Corp.	53,029	4,595,493
		12,925,413
Electrical Equipment — 1.2%
Allient, Inc.	38,059	3,012,750
American Superconductor Corp.(1)	1,927	98,161
Atkore, Inc.	63,185	5,232,350
Broadwind, Inc.(1)	6,917	24,279
Energy Vault Holdings, Inc.(1)	66,494	335,795
Espey Mfg. & Electronics Corp.	3,313	191,988
FuelCell Energy, Inc.(1)	62,930	1,363,064
Hyliion Holdings Corp.(1)	146,791	1,026,069
KULR Technology Group, Inc.(1)	1,505	7,194
LSI Industries, Inc.	51,810	1,255,356
NANO Nuclear Energy, Inc.(1)	9,933	286,865

Net Power, Inc.(1)	5,449	10,952
Preformed Line Products Co.	4,817	1,781,423
Sensata Technologies Holding PLC	57,415	2,835,727
Shoals Technologies Group, Inc., Class A(1)	343,075	4,271,284
Sunrun, Inc.(1)	406,049	6,789,139
Thermon Group Holdings, Inc.(1)	73,078	4,467,989
Ultralife Corp.(1)	13,710	99,398
		33,089,783
Electronic Equipment, Instruments and Components — 3.1%
908 Devices, Inc.(1)	55,271	464,829
Arlo Technologies, Inc.(1)	21,096	281,421
Avnet, Inc.	40,099	3,485,806
Badger Meter, Inc.	20,372	2,524,091
Bel Fuse, Inc., Class A	1,031	252,533
Bel Fuse, Inc., Class B	7,783	2,136,589
Belden, Inc.	33,112	3,479,409
Benchmark Electronics, Inc.	79,266	6,694,806
Climb Global Solutions, Inc.	34,051	737,204
Coda Octopus Group, Inc.(1)(2)	2,599	32,592
CPS Technologies Corp.(1)(2)	6,211	56,023
Crane NXT Co.	39,879	1,548,900
CTS Corp.	59,672	3,831,539
Daktronics, Inc.(1)	97,268	2,011,502
ePlus, Inc.	52,613	4,319,001
Identiv, Inc.(1)	9,869	40,463
Ingram Micro Holding Corp.	8,266	233,515
Insight Enterprises, Inc.(1)	11,032	1,173,584
IPG Photonics Corp.(1)	37,593	4,305,150
Itron, Inc.(1)	31,476	2,596,141
Kimball Electronics, Inc.(1)	55,988	1,451,769
Knowles Corp.(1)	197,020	7,370,518
Methode Electronics, Inc.	51,376	592,879
M-Tron Industries, Inc.(1)	5,344	486,304
Napco Security Technologies, Inc.	68,120	2,556,544
PC Connection, Inc.	22,316	1,552,971
Plexus Corp.(1)	15,895	4,265,582
Powerfleet, Inc. NJ(1)	111,727	436,853
RF Industries Ltd.(1)	16,870	298,430
Richardson Electronics Ltd.	23,290	395,464
Rogers Corp.(1)	38,143	5,397,997
ScanSource, Inc.(1)	38,596	1,785,837
Unusual Machines, Inc.(1)	4,513	143,423
Vishay Intertechnology, Inc.	244,353	12,718,574
Vishay Precision Group, Inc.(1)	28,991	3,632,862
Vontier Corp.	133,692	3,794,179
		87,085,284
Energy Equipment and Services — 3.8%
Archrock, Inc.	83,592	2,799,496
Atlas Energy Solutions, Inc.(2)	135,608	2,263,297
Bristow Group, Inc.	59,144	2,462,756
Cactus, Inc., Class A	102,047	5,922,808
Core Laboratories, Inc.	71,958	983,666
DMC Global, Inc.(1)	27,364	186,349
Energy Services of America Corp.	24,332	363,277

Expro Group Holdings NV(1)	179,697	2,654,125
Flowco Holdings, Inc., Class A	11,785	275,651
Forum Energy Technologies, Inc.(1)	28,235	1,417,962
Geospace Technologies Corp.(1)	24,799	205,832
Helix Energy Solutions Group, Inc.(1)	259,015	2,421,790
Helmerich & Payne, Inc.	182,649	6,968,059
Innovex International, Inc.(1)	96,943	2,589,348
Kodiak Gas Services, Inc.	104,835	7,008,220
Liberty Energy, Inc., Class A	334,983	9,801,603
Mammoth Energy Services, Inc.(1)	3,873	12,975
Nabors Industries Ltd.(1)	26,296	2,435,798
National Energy Services Reunited Corp.(1)	86,000	2,094,100
Natural Gas Services Group, Inc.	29,287	1,150,979
Oceaneering International, Inc.(1)	247,017	9,443,460
Oil States International, Inc.(1)	138,942	1,181,007
Patterson-UTI Energy, Inc.	853,389	9,566,491
ProFrac Holding Corp., Class A(1)	58,440	357,068
ProPetro Holding Corp.(1)	215,934	3,295,153
Ranger Energy Services, Inc.	38,926	601,796
RPC, Inc.	217,378	1,439,042
SEACOR Marine Holdings, Inc.(1)(2)	45,875	346,356
Seadrill Ltd.(1)	118,401	5,584,975
Select Water Solutions, Inc., Class A	238,926	4,283,943
Smart Sand, Inc.	20,894	89,635
Solaris Energy Infrastructure, Inc., Class A	58,760	4,086,170
TETRA Technologies, Inc.(1)	243,339	2,489,358
Tidewater, Inc.(1)	92,019	6,762,476
Valaris Ltd.(1)	40,198	3,723,541
		107,268,562
Entertainment — 0.8%
Cinemark Holdings, Inc.	176,433	4,940,124
Cineverse Corp.(1)	11,774	28,611
CuriosityStream, Inc.	872	2,494
IMAX Corp.(1)	108,654	4,311,391
Madison Square Garden Entertainment Corp.(1)	43,780	3,087,803
Marcus Corp.	48,119	909,930
Reservoir Media, Inc.(1)	1,585	16,357
Skillz, Inc.(1)	3,083	28,888
Sphere Entertainment Co.(1)(2)	67,343	9,325,659
Starz Entertainment Corp.(1)	4,945	115,614
		22,766,871
Financial Services — 2.1%
Acacia Research Corp.(1)	58,792	273,383
Alerus Financial Corp.	46,697	1,334,600
Cannae Holdings, Inc.	55,899	828,982
Cass Information Systems, Inc.	28,136	1,295,100
Euronet Worldwide, Inc.(1)	41,078	2,977,333
EVERTEC, Inc.	122,554	2,998,896
Federal Agricultural Mortgage Corp., Class C	15,656	2,783,480
Finance of America Cos., Inc., Class A(1)(2)	8,055	160,456
Flywire Corp.(1)	124,566	1,998,039
HA Sustainable Infrastructure Capital, Inc.	99,972	4,098,852
International Money Express, Inc.(1)	45,469	680,671
Marqeta, Inc., Class A(1)	737,395	2,993,824

Merchants Bancorp	48,930	2,306,560
NCR Atleos Corp.(1)	166,342	7,418,853
NewtekOne, Inc.	39,556	549,037
NMI Holdings, Inc., Class A(1)	103,364	3,710,768
Onity Group, Inc.(1)	13,135	453,683
Paymentus Holdings, Inc., Class A(1)	31,636	743,130
Payoneer Global, Inc.(1)	596,793	3,103,324
Paysafe Ltd.(1)	294	2,273
Paysign, Inc.(1)	16,902	122,877
PennyMac Financial Services, Inc.	15,454	1,296,127
Radian Group, Inc.	138,523	4,730,560
Remitly Global, Inc.(1)	154,834	3,099,777
Repay Holdings Corp.(1)	119,695	464,417
Sezzle, Inc.(1)	4,924	581,771
Shift4 Payments, Inc., Class A(1)(2)	11,509	512,841
Velocity Financial, Inc.(1)	17,918	313,565
Walker & Dunlop, Inc.	26,237	1,316,835
Waterstone Financial, Inc.	27,440	507,914
Western Union Co.	446,471	3,629,809
WEX, Inc.(1)	10,953	1,587,747
		58,875,484
Food Products — 1.2%
Alico, Inc.	12,210	496,336
B&G Foods, Inc.	168,144	687,709
Cal-Maine Foods, Inc.	32,766	2,448,276
Dole PLC	65,281	913,281
Flowers Foods, Inc.	98,876	755,413
Fresh Del Monte Produce, Inc.	93,240	2,996,734
Freshpet, Inc.(1)	84,343	4,352,099
J&J Snack Foods Corp.	23,037	1,753,576
John B Sanfilippo & Son, Inc.	17,683	1,324,634
Lifeway Foods, Inc.(1)(2)	12,059	287,366
Limoneira Co.	34,477	438,547
Mama's Creations, Inc.(1)	74,021	1,021,490
Marzetti Co.	20,543	2,299,583
Mission Produce, Inc.(1)	123,356	1,374,186
Post Holdings, Inc.(1)	55,769	5,121,825
Seaboard Corp.	305	1,549,989
Seneca Foods Corp., Class A(1)	13,011	1,870,852
Simply Good Foods Co.(1)	73,410	845,683
Tootsie Roll Industries, Inc.	39,706	1,497,313
Utz Brands, Inc.	88,789	649,935
Village Farms International, Inc.(1)	99,268	251,148
Vital Farms, Inc.(1)(2)	51,643	516,946
Westrock Coffee Co.(1)	31,459	252,616
		33,705,537
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	267	32,926
MDU Resources Group, Inc.	281,907	5,942,600
Northwest Natural Holding Co.	91,958	4,459,043
ONE Gas, Inc.	32,846	2,553,448
RGC Resources, Inc.	191	4,403
Spire, Inc.	2,944	242,174

Star Group LP	11,720	147,086
		13,381,680
Ground Transportation — 0.6%
ArcBest Corp.	41,188	5,629,988
Covenant Logistics Group, Inc.	35,423	1,406,293
FTAI Infrastructure, Inc.	60,325	269,050
Heartland Express, Inc.	90,177	1,351,753
Landstar System, Inc.	7,651	1,582,992
Marten Transport Ltd.	101,767	1,754,463
PAMT Corp.(1)	8	108
Proficient Auto Logistics, Inc.(1)	35,112	192,063
Schneider National, Inc., Class B	31,730	1,121,338
Universal Logistics Holdings, Inc.	12,586	200,243
Werner Enterprises, Inc.	86,748	3,600,909
		17,109,200
Health Care Equipment and Supplies — 2.8%
Acme United Corp.	4,184	176,565
AngioDynamics, Inc.(1)	90,394	1,037,723
Anteris Technologies Global Corp.(1)	3,912	33,721
Avanos Medical, Inc.(1)	97,144	2,409,171
Beta Bionics, Inc.(1)(2)	10,934	132,520
Bioventus, Inc., Class A(1)	63,611	541,330
Butterfly Network, Inc.(1)	99,560	452,998
Ceribell, Inc.(1)	11,371	209,795
CONMED Corp.	56,557	2,019,085
CVRx, Inc.(1)(2)	358	1,998
Delcath Systems, Inc.(1)	22,828	246,086
Dentsply Sirona, Inc.	365,409	3,825,832
Electromed, Inc.(1)	10,908	411,450
Enovis Corp.(1)	81,112	1,839,620
Envista Holdings Corp.(1)	271,182	6,386,336
FONAR Corp.(1)	2,925	55,867
Haemonetics Corp.(1)	76,841	5,210,588
ICU Medical, Inc.(1)	31,818	4,307,839
Inogen, Inc.(1)	48,644	315,700
Inspire Medical Systems, Inc.(1)	12,903	533,668
Integer Holdings Corp.(1)	15,806	1,412,740
Integra LifeSciences Holdings Corp.(1)	107,666	1,726,963
iRadimed Corp.	19,474	1,765,513
Kewaunee Scientific Corp.(1)	3,756	152,381
Lantheus Holdings, Inc.(1)	47,247	4,691,627
LeMaitre Vascular, Inc.	45,213	4,279,410
LENSAR, Inc.(1)(2)	1,009	5,852
LivaNova PLC(1)	126,250	9,317,250
Merit Medical Systems, Inc.(1)	73,615	4,642,162
Microbot Medical, Inc.(1)(2)	93,314	189,427
Neogen Corp.(1)	354,782	3,182,395
Omnicell, Inc.(1)	92,903	4,100,738
OraSure Technologies, Inc.(1)	133,206	572,786
Orchestra BioMed Holdings, Inc.(1)	3,182	12,442
Orthofix Medical, Inc.(1)	65,308	605,405
OrthoPediatrics Corp.(1)	38,647	663,569
Outset Medical, Inc.(1)	26,735	130,734
Pro-Dex, Inc.(1)	1,974	127,856

QuidelOrtho Corp.(1)	99,187	1,291,415
RxSight, Inc.(1)	29,616	157,853
Sanara Medtech, Inc.(1)	572	13,036
Sensus Healthcare, Inc.(1)(2)	20,030	61,893
Shoulder Innovations, Inc.(1)	445	6,541
STAAR Surgical Co.(1)	26,673	797,256
Strive, Inc., Class A(1)	1,189	21,010
Tactile Systems Technology, Inc.(1)	51,693	1,272,165
TransMedics Group, Inc.(1)	48,457	3,256,310
UFP Technologies, Inc.(1)	13,811	3,039,801
Utah Medical Products, Inc.	5,735	381,091
Varex Imaging Corp.(1)	79,665	814,973
		78,840,486
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(1)	154,523	3,584,934
AdaptHealth Corp.(1)	239,502	2,426,155
Addus HomeCare Corp.(1)	31	2,842
agilon health, Inc.(1)	3,537	326,394
AirSculpt Technologies, Inc.(1)(2)	1,733	9,323
Alignment Healthcare, Inc.(1)	237,362	3,636,386
AMN Healthcare Services, Inc.(1)	83,212	2,410,652
Ardent Health, Inc.(1)	32,382	298,886
Astrana Health, Inc.(1)	53,034	1,995,139
Aveanna Healthcare Holdings, Inc.(1)	69,275	496,702
Castle Biosciences, Inc.(1)	58,359	1,230,208
Clover Health Investments Corp.(1)	77,340	307,813
Concentra Group Holdings Parent, Inc.	246,211	6,123,268
CorVel Corp.(1)	10,748	663,689
Cross Country Healthcare, Inc.(1)	44,411	581,340
Fulgent Genetics, Inc.(1)	36,769	666,990
Guardian Pharmacy Services, Inc., Class A(1)	27,699	1,073,059
Hims & Hers Health, Inc.(1)(2)	3,629	94,898
InfuSystem Holdings, Inc.(1)	31,525	285,932
Innovage Holding Corp.(1)	26,083	197,970
Joint Corp.(1)	1,337	11,899
National HealthCare Corp.	28,740	5,300,231
NeoGenomics, Inc.(1)	106,521	1,120,601
NRC Health	32,935	643,220
Nutex Health, Inc.(1)(2)	8,406	1,085,299
Omada Health, Inc.(1)	782	14,052
Option Care Health, Inc.(1)	167,456	3,494,807
Pediatrix Medical Group, Inc.(1)	200,879	4,326,934
Pennant Group, Inc.(1)	25,474	872,484
Progyny, Inc.(1)	113,078	2,890,274
RadNet, Inc.(1)	50,126	2,783,497
Sonida Senior Living, Inc.(1)	354	12,514
Strata Critical Medical, Inc.(1)(2)	148,620	937,792
		49,906,184
Health Care Technology — 0.2%
American Well Corp., Class A(1)	5,017	49,317
CareCloud, Inc.(1)	24,156	56,767
Certara, Inc.(1)	23,749	138,219
Doximity, Inc., Class A(1)	3,043	65,120
GoodRx Holdings, Inc., Class A(1)	95,073	277,613

HealthStream, Inc.	47,301	1,181,106
Schrodinger, Inc.(1)	6,905	104,956
Simulations Plus, Inc.(1)	11,237	192,265
Teladoc Health, Inc.(1)	252,145	1,918,824
TruBridge, Inc.(1)	28,579	741,911
		4,726,098
Hotels, Restaurants and Leisure — 2.3%
Accel Entertainment, Inc.(1)	126,154	1,499,971
Bally's Corp.(1)(2)	2,246	31,848
Biglari Holdings, Inc., Class A(1)	7	10,427
Biglari Holdings, Inc., Class B(1)	1,041	302,390
BJ's Restaurants, Inc.(1)	45,977	2,163,218
Bloomin' Brands, Inc.	111,489	940,967
Brightstar Lottery PLC	49,083	551,202
Caesars Entertainment, Inc.(1)	277,630	8,065,151
Cheesecake Factory, Inc.	109,928	7,259,645
Choice Hotels International, Inc.	26,672	2,904,047
Cracker Barrel Old Country Store, Inc.	32,184	1,088,463
Dave & Buster's Entertainment, Inc.(1)	46,583	622,815
El Pollo Loco Holdings, Inc.(1)	48,956	727,976
First Watch Restaurant Group, Inc.(1)	88,545	1,029,778
Full House Resorts, Inc.(1)	46,101	115,252
Global Business Travel Group I(1)(2)	119,209	1,113,412
Hilton Grand Vacations, Inc.(1)	95,947	4,991,163
Krispy Kreme, Inc.(1)	3,576	12,588
Kura Sushi USA, Inc., Class A(1)	3,770	211,836
Marriott Vacations Worldwide Corp.	48,854	4,146,727
Monarch Casino & Resort, Inc.	29,088	3,498,123
Navan, Inc., Class A(1)	972	20,772
ONE Group Hospitality, Inc.(1)(2)	11,818	23,695
Penn Entertainment, Inc.(1)	195,649	3,684,071
Portillo's, Inc., Class A(1)(2)	92,730	397,812
Pursuit Attractions & Hospitality, Inc.(1)	41,549	1,860,149
RCI Hospitality Holdings, Inc.	14,715	373,320
Serve Robotics, Inc.(1)(2)	54,829	512,651
Shake Shack, Inc., Class A(1)	63,261	4,068,315
SHARPLINK, Inc.(1)	15,427	94,259
Six Flags Entertainment Corp.(1)	53,306	1,119,959
Sweetgreen, Inc., Class A(1)	44,022	438,459
Target Hospitality Corp.(1)	72,680	1,261,725
Vail Resorts, Inc.(2)	50,174	6,703,246
Wendy's Co.	282,884	2,178,207
		64,023,639
Household Durables — 1.9%
Bassett Furniture Industries, Inc.	3,960	59,242
Beazer Homes USA, Inc.(1)	39,635	1,006,333
Cavco Industries, Inc.(1)	11,968	6,421,071
Century Communities, Inc.	41,127	2,172,328
Champion Homes, Inc.(1)	80,406	5,920,294
Cricut, Inc., Class A(2)	82,855	343,848
Dream Finders Homes, Inc., Class A(1)(2)	53,698	830,171
Ethan Allen Interiors, Inc.	40,000	824,800
Flexsteel Industries, Inc.	6,410	369,344
Green Brick Partners, Inc.(1)	57,119	3,841,824

Hamilton Beach Brands Holding Co., Class A	10,530	213,759
Helen of Troy Ltd.(1)	32,910	893,177
Hooker Furnishings Corp.(2)	14,734	176,366
Hovnanian Enterprises, Inc., Class A(1)	7,658	845,137
KB Home	83,455	4,077,611
La-Z-Boy, Inc.	73,690	2,769,270
Legacy Housing Corp.(1)	11,893	285,551
Leggett & Platt, Inc.	207,791	2,134,014
LGI Homes, Inc.(1)	28,945	1,383,861
Lifetime Brands, Inc.	15,390	131,585
Lovesac Co.(1)(2)	21,271	327,148
M/I Homes, Inc.(1)	39,678	5,222,418
Meritage Homes Corp.	96,129	6,271,456
Newell Brands, Inc.	702,052	2,386,977
Smith Douglas Homes Corp.(1)	420	5,023
Sonos, Inc.(1)	168,494	2,658,835
Universal Electronics, Inc.(1)	13,440	55,910
Whirlpool Corp.	49,936	2,168,221
		53,795,574
Household Products — 0.6%
Central Garden & Pet Co.(1)	14,720	566,426
Central Garden & Pet Co., Class A(1)	95,736	3,267,470
Energizer Holdings, Inc.	110,626	2,015,606
Oil-Dri Corp. of America	23,103	1,771,076
Reynolds Consumer Products, Inc.	53,923	1,168,511
Spectrum Brands Holdings, Inc.	41,653	3,277,674
WD-40 Co.	18,300	3,659,451
		15,726,214
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	68,181	1,313,166
Montauk Renewables, Inc.(1)(2)	96,272	167,514
XPLR Infrastructure LP(1)	152,963	1,908,978
		3,389,658
Insurance — 2.8%
Abacus Global Management, Inc.(2)	42,929	385,502
American Coastal Insurance Corp., Class C	38,737	404,802
American Integrity Insurance Group, Inc.	14,944	244,484
AMERISAFE, Inc.	34,748	1,065,026
Assured Guaranty Ltd.	47,635	3,534,993
Ategrity Specialty Holdings LLC(1)	11,862	231,428
Bowhead Specialty Holdings, Inc.(1)	30,434	810,153
Brighthouse Financial, Inc.(1)	108,731	6,801,124
Citizens, Inc.(1)(2)	13,730	71,259
CNO Financial Group, Inc.	108,274	4,977,356
Crawford & Co., Class A	4,273	44,653
Crawford & Co., Class B	1,240	12,437
Donegal Group, Inc., Class A	39,097	663,476
Employers Holdings, Inc.	37,105	1,614,068
Exzeo Group, Inc.(1)	36,566	506,439
F&G Annuities & Life, Inc.	26,927	746,416
Genworth Financial, Inc., Class A(1)	466,958	3,997,161
Greenlight Capital Re Ltd., Class A(1)	53,338	835,806
Hagerty, Inc., Class A(1)	41,260	421,677
Hamilton Insurance Group Ltd., Class B	64,837	1,919,824

HCI Group, Inc.	21,433	3,302,182
Heritage Insurance Holdings, Inc.(1)	64,397	1,396,127
Hippo Holdings, Inc.(1)	42,605	1,102,191
Horace Mann Educators Corp.	98,718	4,514,374
Investors Title Co.	2,312	542,742
James River Group Holdings, Inc.	77,738	303,956
Kemper Corp.	26,374	650,647
Kingstone Cos., Inc.	20,511	304,999
Mercury General Corp.	7,914	775,809
Octave Specialty Group, Inc.(1)	61,778	338,543
Palomar Holdings, Inc.(1)	28,739	3,076,223
Pelagos Insurance Capital Ltd.	138,814	2,995,606
ProAssurance Corp.(1)	95,486	2,290,709
RLI Corp.	30,764	1,539,431
Root, Inc., Class A(1)	16,739	871,432
Safety Insurance Group, Inc.	29,388	2,062,156
Selective Insurance Group, Inc.	30,859	2,670,538
SiriusPoint Ltd.(1)	246,291	5,258,313
Skyward Specialty Insurance Group, Inc.(1)	63,843	2,816,753
Slide Insurance Holdings, Inc.(1)	69,716	1,256,979
Stewart Information Services Corp.	57,672	3,747,527
Tiptree, Inc.	39,862	727,083
Trupanion, Inc.(1)	42,157	919,866
TWFG, Inc.(1)	10,430	195,771
United Fire Group, Inc.	47,465	2,104,123
Universal Insurance Holdings, Inc.	66,752	2,471,159
		77,523,323
Interactive Media and Services — 0.9%
Angi, Inc.(1)	43,335	253,943
Bumble, Inc., Class A(1)	38,568	122,261
Cargurus, Inc.(1)	98,167	2,931,267
Cars.com, Inc.(1)	78,775	809,807
DHI Group, Inc.(1)	6,089	21,494
EverQuote, Inc., Class A(1)	38,473	740,220
Grindr, Inc.(1)(2)	18,027	225,337
IAC, Inc.(1)	116,915	5,248,314
IZEA Worldwide, Inc.(1)	2,832	10,450
Nextdoor Holdings, Inc.(1)	223,205	470,963
QuinStreet, Inc.(1)	49,634	621,418
Shutterstock, Inc.	40,112	597,268
Taboola.com Ltd.(1)	388,182	1,894,328
TripAdvisor, Inc.(1)	251,547	2,812,295
Webtoon Entertainment, Inc.(1)(2)	98,420	1,209,582
Yelp, Inc.(1)	78,557	1,791,100
Ziff Davis, Inc.(1)	71,719	3,232,375
ZoomInfo Technologies, Inc.(1)	319,745	1,064,751
		24,057,173
IT Services — 0.3%
Backblaze, Inc., Class A(1)	7,675	63,549
BigBear.ai Holdings, Inc.(1)	2,012	10,140
Commerce.com, Inc.(1)	73,890	231,276
Crexendo, Inc.(1)	32,069	316,842
CSP, Inc.	6,877	68,014
DXC Technology Co.(1)	255,045	2,527,496

EPAM Systems, Inc.(1)	3,061	313,630
Everforth, Inc.(1)	51,909	1,177,296
Globant SA(1)	24,186	976,147
Grid Dynamics Holdings, Inc.(1)	40,658	292,738
Hackett Group, Inc.	58,061	669,443
Information Services Group, Inc.	60,736	273,919
Kyndryl Holdings, Inc.(1)	19,951	248,789
TSS, Inc.(1)(2)	7,899	130,175
		7,299,454
Leisure Products — 1.1%
Acushnet Holdings Corp.	4,302	381,932
American Outdoor Brands, Inc.(1)	16,197	164,157
Brunswick Corp.	36,752	3,078,347
Callaway Golf Co.(1)	282,333	4,347,928
Clarus Corp.	49,648	152,171
Escalade, Inc.	2,228	41,820
Funko, Inc., Class A(1)	69,569	395,152
JAKKS Pacific, Inc.	14,412	318,361
Johnson Outdoors, Inc., Class A	8,502	380,549
Latham Group, Inc.(1)	105,281	555,884
Malibu Boats, Inc., Class A(1)	27,331	750,509
MasterCraft Boat Holdings, Inc.(1)	34,582	805,415
Mattel, Inc.(1)	287,525	4,295,623
Polaris, Inc.	77,208	5,448,569
Smith & Wesson Brands, Inc.	86,302	1,313,516
Sturm Ruger & Co., Inc.	22,872	894,066
YETI Holdings, Inc.(1)	151,915	7,287,363
		30,611,362
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	235,149	6,655,893
AbCellera Biologics, Inc.(1)(2)	39,804	245,591
Azenta, Inc.(1)	71,395	1,633,518
Codexis, Inc.(1)	29,801	82,549
CryoPort, Inc.(1)	101,483	1,592,268
Cytek Biosciences, Inc.(1)	255,865	1,072,074
Fortrea Holdings, Inc.(1)	98,042	1,508,866
Ginkgo Bioworks Holdings, Inc.(1)	91,635	858,620
Lifecore Biomedical, Inc.(1)	5	25
Mesa Laboratories, Inc.	12,718	1,297,490
Nautilus Biotechnology, Inc.(1)	32,120	88,009
OmniAb, Inc.(1)	52,963	143,000
OmniAb, Inc.(1)	309	12
OmniAb, Inc.(1)	309	7
Personalis, Inc.(1)(2)	93,385	1,064,589
Quanterix Corp.(1)	90,894	278,136
Rapid Micro Biosystems, Inc., Class A(1)(2)	11,638	23,392
Seer, Inc.(1)	61,532	115,065
Sotera Health Co.(1)	334,433	5,230,532
		21,889,636
Machinery — 3.5%
3D Systems Corp.(1)	152,002	542,647
Aebi Schmidt Holding AG	26,816	334,664
AirJoule Technologies Corp.(1)	3,727	16,734
Alamo Group, Inc.	16,851	2,539,614

Albany International Corp., Class A	48,536	3,139,794
Astec Industries, Inc.	55,328	2,786,318
Atmus Filtration Technologies, Inc.	107,677	5,037,130
Blue Bird Corp.(1)(2)	65,113	4,412,708
CECO Environmental Corp.(1)	51,199	3,827,125
Columbus McKinnon Corp.	43,788	698,856
Commercial Vehicle Group, Inc.(1)	28,199	145,225
Douglas Dynamics, Inc.	58,040	2,585,682
Eastern Co.(2)	4,874	104,937
Energy Recovery, Inc.(1)	18,291	149,437
Enerpac Tool Group Corp.	75,211	2,518,816
Enpro, Inc.	11,498	3,529,771
Franklin Electric Co., Inc.	41,996	4,131,566
Gencor Industries, Inc.(1)	8,053	113,628
Gorman-Rupp Co.	51,343	3,848,158
Graham Corp.(1)	25,824	2,586,015
Greenbrier Cos., Inc.	51,448	2,423,715
Helios Technologies, Inc.	67,398	5,600,100
Hillman Solutions Corp.(1)	349,244	2,605,360
Hurco Cos., Inc.(1)	2,194	37,671
Hyster-Yale, Inc.	20,914	759,596
Kadant, Inc.	8,041	2,566,526
Kennametal, Inc.	168,012	5,510,794
L.B. Foster Co., Class A(1)	18,087	744,099
Lindsay Corp.	18,897	2,065,253
Luxfer Holdings PLC	54,750	932,393
Manitowoc Co., Inc.(1)	76,190	901,328
Mayville Engineering Co., Inc.(1)	27,842	747,558
Microvast Holdings, Inc.(1)(2)	321,472	498,282
Miller Industries, Inc.	21,848	1,046,738
Mueller Water Products, Inc., Class A	190,369	4,799,203
NN, Inc.(1)	3,248	9,647
Omega Flex, Inc.	5,698	172,251
Palladyne AI Corp.(1)	355	2,993
Park-Ohio Holdings Corp.	16,702	543,817
Perma-Pipe International Holdings, Inc.(1)	12,887	395,502
Proto Labs, Inc.(1)	57,399	4,348,548
Richtech Robotics, Inc., Class B(1)(2)	56,583	170,881
Standex International Corp.	14,748	4,085,343
Taylor Devices, Inc.(1)	5,698	290,598
Tennant Co.	31,797	2,738,040
Titan International, Inc.(1)	84,995	613,664
Trinity Industries, Inc.	188,416	6,112,215
Twin Disc, Inc.	13,011	217,023
Wabash National Corp.	54,485	432,066
Worthington Enterprises, Inc.	56,653	3,216,191
		97,636,220
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.(1)	24,183	390,314
Costamare, Inc.	26,641	409,739
Genco Shipping & Trading Ltd.	92,040	2,214,482
Matson, Inc.	23,359	4,234,987
Pangaea Logistics Solutions Ltd.	48,657	368,333
Safe Bulkers, Inc.	642	4,012

Star Bulk Carriers Corp.	107	2,916
		7,624,783
Media — 0.7%
Advantage Solutions, Inc.(1)(2)	1,490	55,756
AMC Global Media, Inc., Class A(1)	55,081	535,387
Boston Omaha Corp., Class A(1)	49,219	633,941
Cable One, Inc.(1)	6,759	355,185
DoubleVerify Holdings, Inc.(1)	254,267	2,466,390
Emerald Holding, Inc.(2)	34,377	171,885
Entravision Communications Corp., Class A	89,145	809,437
EW Scripps Co., Class A(1)	31,572	107,029
Gambling.com Group Ltd.(1)(2)	27,514	65,483
Gray Media, Inc.	18,033	72,312
Ibotta, Inc., Class A(1)(2)	7,514	257,355
John Wiley & Sons, Inc., Class A	74,772	3,146,406
Liberty Broadband Corp., Class A(1)	4,857	164,069
Liberty Broadband Corp., Class C(1)	34,363	1,160,095
Magnite, Inc.(1)	73,848	1,058,242
MNTN, Inc., Class A(1)	3,646	34,382
National CineMedia, Inc.	113,149	355,288
NIQ Global Intelligence PLC(1)	61,252	510,842
PubMatic, Inc., Class A(1)	68,412	799,052
Scholastic Corp.	39,704	1,608,012
Sinclair, Inc.	68,374	945,612
Stagwell, Inc.(1)	233,160	1,634,452
TechTarget, Inc.(1)	34,536	158,520
Townsquare Media, Inc., Class A	2,639	17,417
USA TODAY Co., Inc.(1)	354,831	2,771,230
		19,893,779
Metals and Mining — 1.6%
Alpha Metallurgical Resources, Inc.(1)	18,290	3,639,161
American Battery Technology Co.(1)(2)	3,066	11,068
Ampco-Pittsburgh Corp.(1)	20,843	235,943
Caledonia Mining Corp. PLC	5,644	134,102
Century Aluminum Co.(1)	26	1,715
Cleveland-Cliffs, Inc.(1)	102,612	1,395,523
Compass Minerals International, Inc.(1)	86,610	2,764,591
Contango Silver & Gold, Inc.(1)	1,206	24,253
Elevra Lithium Ltd., ADR(1)(2)	8,624	798,927
Ferroglobe PLC	52,687	228,135
Idaho Strategic Resources, Inc.(1)	692	27,064
Kaiser Aluminum Corp.	37,048	6,744,218
Materion Corp.	47,299	10,407,672
McEwen, Inc.(1)	115,363	2,525,296
Metallus, Inc.(1)	76,439	1,502,026
NioCorp Developments Ltd.(1)	1,569	9,053
Ramaco Resources, Inc., Class B(1)	10,958	126,127
Ryerson Holding Corp.	91,687	2,622,248
SunCoke Energy, Inc.	122,052	1,099,689
Tredegar Corp.(1)	51,180	399,716
Warrior Met Coal, Inc.	83,336	7,878,586
Worthington Steel, Inc.	64,602	2,725,558
		45,300,671
Multi-Utilities — 0.5%
Avista Corp.	136,768	5,671,769

Northwestern Energy Group, Inc.	93,719	6,617,499
Unitil Corp.	34,234	1,712,727
		14,001,995
Oil, Gas and Consumable Fuels — 4.6%
Amplify Energy Corp.(1)	60,485	280,046
Ardmore Shipping Corp.	80,278	1,290,870
BKV Corp.(1)	51,903	1,377,506
California Resources Corp.	51,136	3,031,853
Centrus Energy Corp., Class A(1)	627	114,409
Chord Energy Corp.	1	132
Clean Energy Fuels Corp.(1)	245,586	500,995
CNX Resources Corp.(1)	96,687	3,257,385
Comstock Resources, Inc.(1)	10,748	143,271
Comstock, Inc.(1)(2)	88,081	365,536
Core Natural Resources, Inc.	78,287	6,923,702
Crescent Energy Co., Class A	531,427	6,143,296
CVR Energy, Inc.	62,726	2,083,758
Delek U.S. Holdings, Inc.	125,724	5,595,975
DHT Holdings, Inc.	83,019	1,354,870
Dorian LPG Ltd.	80,024	3,218,565
Encore Energy Corp.(1)(2)	302,236	483,578
Epsilon Energy Ltd.	20,523	116,160
Evolution Petroleum Corp.	46,883	198,784
Excelerate Energy, Inc., Class A	46,526	1,532,566
FutureFuel Corp.	51,471	213,090
Gevo, Inc.(1)(2)	261,338	486,089
Golar LNG Ltd.	81,162	4,037,809
Gran Tierra Energy, Inc.(1)(2)	82,254	639,114
Granite Ridge Resources, Inc.	136,673	664,231
Green Plains, Inc.(1)	119,048	1,865,482
Gulfport Energy Corp.(1)	23,714	3,997,943
HighPeak Energy, Inc.	31,185	221,414
Infinity Natural Resources, Inc., Class A(1)	17,053	231,068
International Seaways, Inc.	124,224	9,588,851
Kimbell Royalty Partners LP	158,752	2,382,868
Kosmos Energy Ltd.(1)	418,585	1,172,038
Lightbridge Corp.(1)(2)	9,895	113,595
Magnolia Oil & Gas Corp., Class A	106,765	2,921,090
Murphy Oil Corp.	166,638	6,030,629
NACCO Industries, Inc., Class A	489	24,743
Navigator Holdings Ltd.	13,345	289,586
Nordic American Tankers Ltd.	82,411	424,417
Northern Oil & Gas, Inc.	201,987	4,397,257
Par Pacific Holdings, Inc.(1)	125,807	7,065,321
PBF Energy, Inc., Class A	168,694	6,865,846
Peabody Energy Corp.	224,957	6,085,087
PEDEVCO Corp.(1)	1,247	16,024
Plains GP Holdings LP, Class A(1)	314,396	7,655,543
PrimeEnergy Resources Corp.(1)	467	76,878
REX American Resources Corp.(1)	73,321	3,428,490
Riley Exploration Permian, Inc.	35,173	1,169,854
Ring Energy, Inc.(1)	20,232	26,099
SandRidge Energy, Inc.	70,445	1,033,428
Scorpio Tankers, Inc.	34,993	2,607,328

SFL Corp. Ltd.	75,148	829,634
Summit Midstream Corp.(1)	19,968	532,147
Talos Energy, Inc.(1)	286,270	4,199,581
Tamboran Resources Corp.(1)	24,697	830,066
Teekay Corp. Ltd.	768	8,809
Teekay Tankers Ltd., Class A	54,572	3,839,140
VAALCO Energy, Inc.	222,986	1,163,987
Vitesse Energy, Inc.	44,976	777,185
World Kinect Corp.	90,847	2,617,302
		128,542,320
Paper and Forest Products — 0.2%
Clearwater Paper Corp.(1)	22,690	369,847
Louisiana-Pacific Corp.	44,737	3,417,012
Magnera Corp.(1)	26,686	303,420
Sylvamo Corp.	53,861	2,115,121
		6,205,400
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	112,878	5,194,645
Allegiant Travel Co.(1)	42,699	3,911,655
Frontier Group Holdings, Inc.(1)(2)	79,654	481,907
JetBlue Airways Corp.(1)	460,417	2,518,481
Republic Airways Holdings, Inc.(1)	222	4,518
SkyWest, Inc.(1)	47,980	4,109,487
		16,220,693
Personal Care Products — 0.2%
Coty, Inc., Class A(1)	4,873	10,379
Edgewell Personal Care Co.	87,133	1,526,570
elf Beauty, Inc.(1)	17,786	996,016
Honest Co., Inc.(1)	135,711	474,989
Interparfums, Inc.	21,871	2,063,966
Lifevantage Corp.	16,662	131,130
Medifast, Inc.(1)	16,693	209,163
Nature's Sunshine Products, Inc.(1)	28,738	611,545
Niagen Bioscience, Inc.(1)	4,006	15,463
Nu Skin Enterprises, Inc., Class A	90,212	522,327
Olaplex Holdings, Inc.(1)	62,296	127,084
USANA Health Sciences, Inc.(1)	18,642	341,149
		7,029,781
Pharmaceuticals — 1.9%
Aclaris Therapeutics, Inc.(1)	112,161	510,333
Alto Neuroscience, Inc.(1)	11,670	234,217
Alumis, Inc.(1)	9,842	212,587
Amphastar Pharmaceuticals, Inc.(1)	45,713	861,690
ANI Pharmaceuticals, Inc.(1)	27,439	2,154,236
Arvinas, Inc.(1)	89,560	804,249
Assertio Holdings, Inc.(1)	3,954	92,682
Atea Pharmaceuticals, Inc.(1)	151,732	708,588
BioAge Labs, Inc.(1)	43,799	757,285
Collegium Pharmaceutical, Inc.(1)	50,340	1,691,927
Context Therapeutics, Inc.(1)	54,062	154,077
Contineum Therapeutics, Inc., Class A(1)(2)	40,858	551,174
CorMedix, Inc.(1)(2)	26,753	225,795
Cumberland Pharmaceuticals, Inc.(1)	3,758	23,112
Edgewise Therapeutics, Inc.(1)	7,155	244,415

Enliven Therapeutics, Inc.(1)	61,669	2,440,242
Eton Pharmaceuticals, Inc.(1)	19,925	606,716
Fulcrum Therapeutics, Inc.(1)	140,971	975,519
Harmony Biosciences Holdings, Inc.(1)	68,628	2,167,958
Harrow, Inc.(1)(2)	18,317	644,942
Innoviva, Inc.(1)	132,887	2,846,440
LB Pharmaceuticals, Inc.(1)	11,845	331,305
LENZ Therapeutics, Inc.(1)	195	1,517
Ligand Pharmaceuticals, Inc.(1)	38,029	8,821,207
MBX Biosciences, Inc.(1)	5,970	187,876
Neumora Therapeutics, Inc.(1)	25,189	46,600
Nuvation Bio, Inc.(1)	2,513	12,012
Oramed Pharmaceuticals, Inc.	28,155	111,775
Organon & Co.	456,594	6,090,964
Pacira BioSciences, Inc.(1)	70,645	1,640,377
Perrigo Co. PLC	106,041	1,171,753
Phibro Animal Health Corp., Class A	16,371	504,063
Prestige Consumer Healthcare, Inc.(1)	50,653	2,407,537
Rapport Therapeutics, Inc.(1)	56,730	2,240,835
Relmada Therapeutics, Inc.(1)	5,146	37,103
Septerna, Inc.(1)	51,644	1,559,649
SIGA Technologies, Inc.	59,807	279,897
Supernus Pharmaceuticals, Inc.(1)	128,579	5,937,778
Theravance Biopharma, Inc.(1)	84,723	1,360,651
Third Harmonic Bio, Inc.(1)(2)	36,211	1,086
Xeris Biopharma Holdings, Inc.(1)	30,155	185,755
Zevra Therapeutics, Inc.(1)	31,491	364,981
		52,202,905
Professional Services — 2.0%
Asure Software, Inc.(1)	45,317	419,182
Barrett Business Services, Inc.	7,967	259,246
CBIZ, Inc.(1)	4,647	154,280
Clarivate PLC(1)	595,419	1,506,410
Concentrix Corp.	34,177	966,867
Conduent, Inc.(1)	248,146	429,292
CRA International, Inc.	9,356	1,298,145
DLH Holdings Corp.(1)	3,723	20,886
ExlService Holdings, Inc.(1)	69,963	2,031,026
Exponent, Inc.	57,868	3,374,862
Forrester Research, Inc.(1)	11,718	82,612
Franklin Covey Co.(1)	14,542	344,936
FTI Consulting, Inc.(1)	24,349	3,729,780
HireQuest, Inc.	2,798	36,794
Huron Consulting Group, Inc.(1)	34,266	3,679,826
IBEX Holdings Ltd.(1)	22,052	697,725
Innodata, Inc.(1)(2)	49,966	5,245,431
Insperity, Inc.	47,223	1,627,777
KBR, Inc.	107,196	3,746,500
Kelly Services, Inc., Class A	50,072	581,837
Kforce, Inc.	30,335	1,425,442
Korn Ferry	61,886	4,330,782
Legalzoom.com, Inc.(1)	248,561	1,563,449
ManpowerGroup, Inc.	84,438	2,670,774
Maximus, Inc.	29,648	1,836,101

Mistras Group, Inc.(1)	49,613	872,196
RCM Technologies, Inc.(1)	7,072	152,826
Resources Connection, Inc.	52,669	238,064
Robert Half, Inc.	63,650	1,873,856
Science Applications International Corp.	54,849	5,715,266
Skillsoft Corp.(1)	1,631	11,890
Spire Global, Inc.(1)	44	1,005
TaskUS, Inc., Class A(2)	28,266	178,924
TriNet Group, Inc.	16,319	745,452
TrueBlue, Inc.(1)	44,430	275,910
TTEC Holdings, Inc.(1)	4,476	12,175
Upwork, Inc.(1)	165,086	1,456,058
Verra Mobility Corp.(1)	115,313	520,062
Willdan Group, Inc.(1)	30,513	2,771,801
		56,885,447
Real Estate Management and Development — 0.8%
AMREP Corp.(1)	877	21,942
Cushman & Wakefield Ltd.(1)	376,577	4,684,618
Douglas Elliman, Inc.(1)	136,369	245,464
Five Point Holdings LLC, Class A(1)	135,886	683,506
Forestar Group, Inc.(1)	39,368	1,081,439
FRP Holdings, Inc.(1)	22,561	521,385
Howard Hughes Holdings, Inc.(1)	30,199	1,913,107
Kennedy-Wilson Holdings, Inc.	217,181	2,391,163
Landbridge Co. LLC, Class A	55	3,860
Marcus & Millichap, Inc.	52,981	1,496,183
Newmark Group, Inc., Class A	167,189	2,335,630
Opendoor Technologies, Inc.(1)	32,343	163,009
RE/MAX Holdings, Inc., Class A(1)	15,768	150,427
RMR Group, Inc., Class A	28,479	568,156
Seaport Entertainment Group, Inc.(1)(2)	12,271	309,843
Seritage Growth Properties, Class A(1)(2)	61,858	158,975
St. Joe Co.	76,721	4,881,757
Star Holdings(1)(2)	15,867	140,899
Stratus Properties, Inc.(1)	1,106	31,626
Tejon Ranch Co.(1)	46,645	901,648
		22,684,637
Semiconductors and Semiconductor Equipment — 3.5%
ACM Research, Inc., Class A(1)	130,339	11,282,144
Alpha & Omega Semiconductor Ltd.(1)	48,130	2,182,696
Ambiq Micro, Inc.(1)	867	69,065
Amtech Systems, Inc.(1)	19,722	419,487
Axcelis Technologies, Inc.(1)	55,374	8,328,803
CEVA, Inc.(1)	54,902	2,194,982
Cohu, Inc.(1)	99,300	5,238,075
Diodes, Inc.(1)	98,131	10,335,157
Everspin Technologies, Inc.(1)(2)	24,995	659,368
GSI Technology, Inc.(1)(2)	19,464	193,180
Ichor Holdings Ltd.(1)	59,558	4,259,588
inTEST Corp.(1)(2)	25,547	430,212
Kulicke & Soffa Industries, Inc.	26,498	2,699,881
Magnachip Semiconductor Corp.(1)	58,360	513,568
NVE Corp.	10,394	1,017,988
Penguin Solutions, Inc.(1)	44,708	2,496,048

Photronics, Inc.(1)	126,068	4,078,300
Power Integrations, Inc.	47,515	3,991,260
SkyWater Technology, Inc.(1)	68,736	2,679,329
SolarEdge Technologies, Inc.(1)	143,339	10,943,933
Synaptics, Inc.(1)	48,122	6,606,188
Ultra Clean Holdings, Inc.(1)	96,432	8,251,686
Universal Display Corp.	26,685	2,458,222
Veeco Instruments, Inc.(1)	114,267	6,586,350
		97,915,510
Software — 2.2%
8x8, Inc.(1)	257,025	532,042
A10 Networks, Inc.	163,274	4,921,078
ACI Worldwide, Inc.(1)	78,864	3,443,991
Adeia, Inc.	265,270	7,088,014
Alarm.com Holdings, Inc.(1)	75,980	3,427,458
AudioEye, Inc.(1)	3,323	25,521
AvePoint, Inc.(1)	70,093	764,715
Bill Holdings, Inc.(1)	72,569	2,686,504
Blackbaud, Inc.(1)	45,701	1,402,564
BlackLine, Inc.(1)	72,169	2,121,769
BTCS, Inc.(1)	9,644	15,141
C3.ai, Inc., Class A(1)(2)	16,476	177,447
Cerence, Inc.(1)	73,808	949,171
Cleanspark, Inc.(1)(2)	159,294	2,913,487
Clear Secure, Inc., Class A	198	10,979
Commvault Systems, Inc.(1)	6,513	773,419
Consensus Cloud Solutions, Inc.(1)	11,469	393,960
CS Disco, Inc.(1)	38,218	152,490
Daily Journal Corp.(1)	3,378	1,746,831
Datavault AI, Inc.(1)	406	4
Digital Turbine, Inc.(1)	72,813	639,298
Duos Technologies Group, Inc.(1)	243	3,281
eGain Corp.(1)	8,017	59,566
EverCommerce, Inc.(1)(2)	20,432	229,860
Five9, Inc.(1)	25,476	620,341
Freshworks, Inc., Class A(1)	106,639	1,035,465
Intellicheck, Inc.(1)	4,624	20,438
LiveRamp Holdings, Inc.(1)	107,554	4,039,728
MARA Holdings, Inc.(1)(2)	197,100	2,834,298
Mitek Systems, Inc.(1)	95,000	1,632,100
N-able, Inc.(1)	95,533	353,472
NCR Voyix Corp.(1)	7,339	52,767
OneSpan, Inc.	47,637	687,878
Ooma, Inc.(1)	51,665	911,887
Pagaya Technologies Ltd., Class A(1)	93,813	1,418,453
Phunware, Inc.(1)	863	1,761
Progress Software Corp.(1)	78,455	2,575,678
Q2 Holdings, Inc.(1)	22,349	1,058,225
Qualys, Inc.(1)	25,703	2,809,081
Rapid7, Inc.(1)	83,205	697,258
Red Violet, Inc.(1)	25,650	1,457,946
ReposiTrak, Inc.	22,554	232,983
Silvaco Group, Inc.(1)	18,439	178,121
SoundThinking, Inc.(1)(2)	9,285	69,730

Sprinklr, Inc., Class A(1)	143,100	798,498
SPS Commerce, Inc.(1)	5,990	339,932
Telos Corp.(1)	101,848	487,852
Tenable Holdings, Inc.(1)	38,723	1,093,150
Teradata Corp.(1)	1,201	40,894
Thryv Holdings, Inc.(1)	85,156	330,405
TON Strategy Co.(1)(2)	2,371	9,437
UiPath, Inc., Class A(1)(2)	28,710	336,481
Vertex, Inc., Class A(1)	9,192	122,713
Xperi, Inc.(1)	90,032	715,754
		61,441,316
Specialty Retail — 3.0%
1-800-Flowers.com, Inc., Class A(1)(2)	53,834	246,021
Abercrombie & Fitch Co., Class A(1)	59,104	4,564,011
Academy Sports & Outdoors, Inc.	105,054	5,546,851
Advance Auto Parts, Inc.	92,888	5,595,573
American Eagle Outfitters, Inc.	263,300	4,160,140
America's Car-Mart, Inc.(1)(2)	13,919	171,065
Arhaus, Inc.	74,469	504,155
Arko Corp.	119,202	925,008
Asbury Automotive Group, Inc.(1)	21,194	3,978,326
Barnes & Noble Education, Inc.(1)(2)	35,282	365,522
Boot Barn Holdings, Inc.(1)	39,398	6,692,538
Buckle, Inc.	76,040	3,487,955
Build-A-Bear Workshop, Inc.	22,083	821,708
Caleres, Inc.	49,122	715,216
Camping World Holdings, Inc., Class A	10,766	78,915
Cato Corp., Class A(1)	6,673	21,621
Citi Trends, Inc.(1)	11,961	550,326
Designer Brands, Inc., Class A	70,136	541,450
Duluth Holdings, Inc., Class B(1)	3,202	10,727
Envela Corp.(1)	7,412	188,710
Floor & Decor Holdings, Inc., Class A(1)	16,344	840,082
Genesco, Inc.(1)	18,515	710,421
Group 1 Automotive, Inc.	10,722	3,391,797
Haverty Furniture Cos., Inc.	26,795	621,376
J Jill, Inc.(2)	11,006	139,446
Lands' End, Inc.(1)	21,294	250,205
MarineMax, Inc.(1)	35,427	1,220,106
Monro, Inc.	36,143	594,552
National Vision Holdings, Inc.(1)	190,834	3,196,469
OneWater Marine, Inc., Class A(1)(2)	19,991	220,101
Outdoor Holding Co.(1)	58,029	119,540
Petco Health & Wellness Co., Inc.(1)	173,349	521,780
PetMed Express, Inc.(1)(2)	12,060	26,170
Revolve Group, Inc.(1)	37,402	733,079
RH(1)	10,358	1,538,059
RideNow Group, Inc., Class B(1)	4,615	37,243
Sally Beauty Holdings, Inc.(1)	206,748	2,745,613
Shoe Carnival, Inc.	27,223	481,847
Signet Jewelers Ltd.	47,450	4,146,655
Sonic Automotive, Inc., Class A	25,329	2,092,682
Stitch Fix, Inc., Class A(1)	208,721	743,047
Tile Shop Holdings, Inc.(1)	4,700	13,865

Tilly's, Inc., Class A(1)	256	1,142
Upbound Group, Inc.	77,916	1,496,766
Valvoline, Inc.(1)	178,079	6,010,166
Victoria's Secret & Co.(1)	172,284	9,475,620
Warby Parker, Inc., Class A(1)	105,139	2,578,008
Zumiez, Inc.(1)	26,377	649,666
		83,761,341
Technology Hardware, Storage and Peripherals — 0.3%
AstroNova, Inc.(1)	412	6,435
Corsair Gaming, Inc.(1)	81,981	995,249
Diebold Nixdorf, Inc.(1)	51,356	4,167,026
Eastman Kodak Co.(1)	177,349	1,759,302
GPGI, Inc., Class A	61,053	742,405
Immersion Corp.(2)	54,062	350,322
Quantum Computing, Inc.(1)(2)	33,961	406,174
Turtle Beach Corp.(1)(2)	17,809	232,229
		8,659,142
Textiles, Apparel and Luxury Goods — 1.7%
Allbirds, Inc., Class A(1)(2)	3,516	14,486
Carter's, Inc.	51,111	1,972,374
Columbia Sportswear Co.	32,798	2,170,572
Crocs, Inc.(1)	42,226	5,010,959
Ermenegildo Zegna NV	118,820	1,746,654
Figs, Inc., Class A(1)	239,178	2,812,733
Fossil Group, Inc.(1)	97,397	426,599
G-III Apparel Group Ltd.	74,382	2,404,770
Gildan Activewear, Inc.	80,434	4,904,865
Kontoor Brands, Inc.	80,947	5,809,566
Lakeland Industries, Inc.	14,752	159,617
Movado Group, Inc.	29,980	1,147,634
Oxford Industries, Inc.	22,133	987,575
Playboy, Inc.(1)	604	828
PVH Corp.	53,540	4,994,211
Rocky Brands, Inc.	16,991	656,872
Steven Madden Ltd.	126,662	5,502,197
Superior Group of Cos., Inc.	19,843	253,792
Under Armour, Inc., Class A(1)(2)	350,354	2,056,578
Under Armour, Inc., Class C(1)	221,159	1,267,241
Unifi, Inc.(1)	7,109	28,223
Vera Bradley, Inc.(1)	32,165	106,466
Wolverine World Wide, Inc.	159,871	2,805,736
		47,240,548
Trading Companies and Distributors — 1.1%
Alta Equipment Group, Inc.(1)	23,540	145,006
BlueLinx Holdings, Inc.(1)	13,139	683,097
Boise Cascade Co.	35,306	2,461,534
Custom Truck One Source, Inc.(1)	117,082	1,121,645
Distribution Solutions Group, Inc.(1)	5,593	151,011
DNOW, Inc.(1)	341,692	4,370,241
DXP Enterprises, Inc.(1)	31,054	4,504,693
Global Industrial Co.	30,109	915,314
Herc Holdings, Inc.	25,314	3,366,762
Hudson Technologies, Inc.(1)	72,674	386,626
Karat Packaging, Inc.	15,259	413,824

MSC Industrial Direct Co., Inc., Class A	24,409	2,672,053
NPK International, Inc.(1)	200,260	2,907,775
Rush Enterprises, Inc., Class A	27,822	1,928,899
Rush Enterprises, Inc., Class B	3,452	224,035
SiteOne Landscape Supply, Inc.(1)	24,660	2,678,076
Titan Machinery, Inc.(1)	46,334	1,011,008
Transcat, Inc.(1)	305	25,779
Willis Lease Finance Corp.	5,205	921,337
Xometry, Inc., Class A(1)	4,525	431,187
		31,319,902
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	37,345	350,670
Water Utilities — 0.4%
American States Water Co.	56,590	4,372,709
Artesian Resources Corp., Class A	19,374	630,042
California Water Service Group	114,906	5,182,261
Consolidated Water Co. Ltd.	8,621	260,182
Global Water Resources, Inc.	362	2,639
Middlesex Water Co.	7,313	384,152
Pure Cycle Corp.(1)	1,015	10,505
		10,842,490
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	16,453	836,800
Gogo, Inc.(1)	140,662	642,825
Spok Holdings, Inc.	41,120	435,461
Telephone & Data Systems, Inc.	71,036	2,778,218
		4,693,304
TOTAL COMMON STOCKS (Cost $2,370,116,677)		2,788,972,000
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)	258,768	87,981
Akero Therapeutics, Inc.(1)	224	146
Akouos, Inc.(1)	779	8
Cargo Therapeutics, Inc.(1)	55,735	557
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
Pardes Biosciences, Inc.(1)	223	7
Regulus Therapeutics, Inc.(1)	47,096	54,631
Sage Therapeutics, Inc.(1)	122,658	22,078
Verve Therapeutics, Inc.(1)	150,436	94,775
Vigil Neuroscience, Inc.(1)	37,413	1,871
		264,311
Food Products — 0.0%
TreeHouse Foods, Inc.(1)	54,219	104,643
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Poseida Therapeutics, Inc.(1)	6,404	3,202
Repare Therapeutics, Inc.(1)	14,944	3,319
		8,561
Software — 0.0%
Gen Digital, Inc.(1)	14,827	27,875
TOTAL RIGHTS (Cost $448,241)		405,390

WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1) (Cost $—)	661	443
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,535,141	1,535,141
State Street Navigator Securities Lending Government Money Market Portfolio(3)	20,468,323	20,468,323
TOTAL SHORT-TERM INVESTMENTS (Cost $22,003,464)		22,003,464
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,392,568,382)		2,811,381,297
OTHER ASSETS AND LIABILITIES — (0.7)%		(18,180,759)
TOTAL NET ASSETS — 100.0%		$2,793,200,538

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $39,007,221. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,922,956, which includes securities collateral of $19,454,633.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.